Property, plant and equipment - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Quantitative information about right-of-use assets
Additions to the right-of-use assets	$ 87	$ 169
Variable lease expense	64	67
Property, plant and equipment
Quantitative information about right-of-use assets
Right-of-use assets	319	315
Depreciation, right-of-use assets	93	76
Right-of-use assets
Quantitative information about right-of-use assets
Right-of-use assets				$ 29
Land and buildings
Quantitative information about right-of-use assets
Right-of-use assets	181	178
Depreciation, right-of-use assets	55	41
Plant and machinery
Quantitative information about right-of-use assets
Right-of-use assets	63	71
Depreciation, right-of-use assets	23	21
Office equipment, vehicles, and other
Quantitative information about right-of-use assets
Right-of-use assets	75	66
Depreciation, right-of-use assets		14
Other
Quantitative information about right-of-use assets
Depreciation, right-of-use assets	$ 15
Food and Specialty Discontinued Operation
Quantitative information about right-of-use assets
Derecognition of right-of-use assets		$ 74
IFRS 16
Quantitative information about right-of-use assets
Right-of-use assets			$ 290